Debt (Tables)	12 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Schedule of exchangeable debt and credit facility
The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2022 and 2021 were as follows:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Principal amount	$—	$352,171
Unamortized debt discount	—	(3,224)
Unamortized issuance cost	—	(148)
Net liability	$—	$348,799
The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2022 and 2021 were as follows:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Effective interest rate	4.83%	4.83%
Contractual interest expense	$—	$4,859
Amortization of debt discount	$3,224	$102,673
Amortization of issuance cost	$148	$4,703
During the fiscal year ended June 30, 2022, the Group drew $1.0 billion from the Term Loan Facility. The principal amount and unamortized issuance costs of the Term Loan as of June 30, 2022 were as follows:

As of June 30, 2022
(U.S. $ in thousands)
Principal amount	$1,000,000
Unamortized issuance cost	(581)
Net liability	$999,419

Schedule of reconciliation of assets and liabilities arising from financing activities	Reconciliation of assets and liabilities arising from financing activities:

	Capped call assets	Exchangeable Notes, net	Embedded exchange feature of Notes	Term loan Facility
	(U.S. $ in thousands)
Balance as of June 30, 2020	$(310,608)	$889,183	$1,283,089	$—
Cash flows	203,093	(647,760)	(1,155,484)	—
Amortization of debt discount and issuance cost	—	107,376	—	—
Fair value changes	(16,638)	—	633,084	—
Accrual of interest	—	—	—	—
Balance as of June 30, 2021	$(124,153)	$348,799	$760,689	$—
Cash flows	135,497	(352,171)	(1,196,515)	1,000,000
Amortization of debt discount and issuance cost	—	3,372	—	160
Fair value changes	(11,344)	—	435,826	—
Other	—	—	—	(741)
Balance as of June 30, 2022	$—	$—	$—	$999,419